SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	8 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Cash				$ 761,605	$ 161,924
Cash Equivalents, at Carrying Value				0
Investment held in Trust Account				321,015,932	321,077,139
Unrecognized Tax Benefits				0
FDIC Insured limit				250,000	$ 250,000
Transaction costs	$ 18,158,033		$ 18,158,033	18,158,033
Underwriting cost			17,393,750	17,393,750
Other Offering costs	$ 764,283		$ 764,283	$ 764,283
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	31,625,000	31,625,000
IPO [Member] | Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	31,625,000